Income taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income taxes
23	Income taxes
As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in U.S. dollars (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax expense (benefit).
Deferred tax assets relating to temporary differences on non-deductible provisions, represented mainly by contingencies loss provisions, product warranties, financial guarantees and unearned income will be realized as such proceedings are concluded.

23.1 Deferred income tax and social contribution
The components of deferred tax assets and liabilities are as follows:

	12.31.2022	12.31.2021

Temporarily non-deductible provisions (i)	111.8	155.3
Tax loss carryforwards	16.6	7.1
Functional currency effect of the non monetary assets	(428.8)	(529.1)
Gains not realized from sales of the Company to subsidiaries	20.8	14.7
Effect of differences by fixed asset	(39.0)	(21.4)
Other differences between basis: account x tax (ii)	(3.9)	(33.1)
Assets and liabilities held for sale	—	(1.7)

Deferred tax assets (liabilities), net	(322.5)	(408.2)

Total deferred tax asset	48.1	97.6
Total deferred tax liability	(370.6)	(505.8)

(i)
Temporarily
non-deductible
provision includes accounting provisions, foreign exchange rate gains or losses included in income tax calculation when cash-settled and other differences which will be included or excluded in income tax calculation when realized for fiscal purposes.

(ii)	Refers to differences between the accounting and tax bases of assets and liabilities, such as adjustments to Contract revenues, Borrowing costs, Impairment, among others.

	From the statement of income	Other comprehensive income	Total
At December 31, 2019	(314.1)	42.5	(271.6)

Temporarily non-deductible provisions	68.5	—	68.5
Tax loss carryforwards	0.3	—	0.3
Functional currency effect of the non-monetary assets	(211.9)	—	(211.9)
Gains not realized from sales of Parent Company to subsidiaries	(8.6)	—	(8.6)
Effect of differences by fixed asset	26.1	—	26.1
Other differences between basis: account x tax	20.9	6.2	27.1

At December 31, 2020	(418.8)	48.7	(370.1)

Temporarily non-deductible provisions	21.6	—	21.6
Tax loss carryforwards	6.6	—	6.6
Functional currency effect of the non-monetary assets	(19.8)	—	(19.8)
Gains not realized from sales of Parent Company to subsidiaries	0.2	—	0.2
Effect of differences by fixed asset	(35.5)	—	(35.5)
Differences between basis: account x tax	(11.5)	2.0	(9.5)
Discontinued operation	(1.7)	—	(1.7)

At December 31, 2021	(458.9)	50.7	(408.2)

Temporarily non-deductible provisions	(43.5)	—	(43.5)
Tax loss carryforwards	9.5	—	9.5
Functional currency effect of the non-monetary assets	100.3	—	100.3
Gains not realized from sales of Parent Company to subsidiaries	6.1	—	6.1
Effect of differences by fixed asset	(17.6)	—	(17.6)
Other differences between basis: account x tax	32.0	(1.1)	30.9

At December 31, 2022	(372.1)	49.6	(322.5)

23.2 Recoverability of deferred tax assets
In order to recognize deferred tax assets related to temporary differences and tax losses carryforwards, the Company assessed the expectation of future taxable income in which these temporary differences and tax losses would be compensated. As of December 31, 2022, the Company did not recognize deferred tax assets in the total amount of US$ 79.2 (US$ 0.9 of temporary differences and US$ 78.3 of tax losses carryforwards).

23.3 Reconciliation of income tax expense

	12.31.2022	12.31.2021	12.31.2020
Loss before income tax	(205.8)	27.4	(635.2)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	70.0	(9.3)	216.0

Tax on profits of overseas subsidiaries	(76.8)	(92.1)	(21.3)
Transfer Pricing and Thin Capitalization	(2.6)	(36.3)	(47.7)
Functional currency effect of the non-monetary assets	134.4	(60.0)	(250.4)
Research and development tax incentives	4.0	1.2	1.6
Equity in the earnings of subsidiaries	2.7	0.4	0.8
Fiscal assets (non recognized)	(125.4)	(68.2)	(104.6)
Tax rate difference	33.2	28.2	10.4
Other differences between accounting and fiscal basis	(37.2)	165.2	195.6
Effects of Dropdown	—	—	(93.5)

	(67.7)	(61.6)	(309.1)

Income tax and social contribution income (expense) benefit as reported	2.3	(70.9)	(93.1)

Current income tax and social contribution expense as reported	(84.5)	(32.5)	11.6
Deferred income tax and social contribution income (expense) benefit as reported	86.8	(38.4)	(104.7)
Effective rat e	-1.1%	-258.8%	14.7%
23.4 Uncertainty over income tax treatments (IFRIC 23)
The Company and its subsidiaries held certain discussions with Brazilian tax authorities over administrative and judicial matters related to uncertain treatments adopted when calculating income tax and social contribution on net income, their prognostic assessment was that the chosen tax positions will probably be accepted by the authorities, based on internal and external evaluation by legal advisors, except for a lawsuit that discusses a notice of infraction that disallowed the compensation of CSLL with income tax credit paid abroad. The process is currently awaiting a decision from the Tribunal Regional Federal (TRF) for the 3rd region, of the Company’s appeal. To this process, the Company recognized a provision in the amount of US$
4, classified as non-current liabilities.